INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
INVENTORIES, NET
INVENTORIES, NET

3. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Raw materials	5,699	5,894
Work in process	5,265	4,830
Finished goods	45,825	62,032
Inventories, net	56,789	72,756

During the years ended December 31, 2023, 2024 and 2025, the Group recorded a provision for the excess and obsolete inventories amounting to US$7,297, US$5,168 and US$7,781 respectively.